Portfolio of investments—May 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 76.39%
Basic materials: 2.53%
Chemicals: 2.23%
Avient Corp.144A	5.75%	5-15-2025	$6,760,000	$6,726,924
Celanese U.S. Holdings LLC	6.05	3-15-2025	29,775,000	29,895,410
				36,622,334
Iron/steel: 0.30%
Cleveland-Cliffs, Inc.144A	6.75	3-15-2026	4,885,000	4,940,865
Communications: 7.65%
Internet: 1.91%
Gen Digital, Inc.144A	5.00	4-15-2025	13,997,000	13,671,403
Uber Technologies, Inc.144A	7.50	5-15-2025	17,570,000	17,774,611
				31,446,014
Media: 4.37%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.13	5-1-2027	430,000	398,318
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.50	5-1-2026	21,100,000	20,666,127
Gray Television, Inc.144A	5.88	7-15-2026	12,152,000	10,445,004
Nexstar Media, Inc.144A	5.63	7-15-2027	17,130,000	15,716,775
Sirius XM Radio, Inc.144A	5.00	8-1-2027	18,180,000	16,483,146
Townsquare Media, Inc.144A	6.88	2-1-2026	8,630,000	8,001,736
				71,711,106
Telecommunications: 1.37%
Sprint LLC	7.13	6-15-2024	18,109,000	18,295,032
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	4.74	3-20-2025	4,310,000	4,267,292
				22,562,324
Consumer, cyclical: 18.46%
Airlines: 3.29%
Delta Air Lines, Inc.	7.38	1-15-2026	2,600,000	2,729,147
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class 1A	3.90	7-15-2027	3,504,115	3,105,420
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	5.75	1-20-2026	15,355,000	14,273,652
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50	6-20-2027	4,726,000	4,717,899
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.144A	8.00	9-20-2025	28,971,000	29,281,403
				54,107,521
Apparel: 0.28%
Michael Kors USA, Inc.144A	4.25	11-1-2024	4,755,000	4,594,519
Auto manufacturers: 1.92%
Allison Transmission, Inc.144A	5.88	6-1-2029	915,000	882,372
Ford Motor Credit Co. LLC	4.13	8-17-2027	4,600,000	4,155,316
See accompanying notes to portfolio of investments
Allspring Short-Term High Income Fund | 1

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Auto manufacturers (continued)
Ford Motor Credit Co. LLC	5.13%	6-16-2025	$3,955,000	$3,834,414
Ford Motor Credit Co. LLC	5.58	3-18-2024	22,725,000	22,622,179
				31,494,281
Auto parts & equipment: 0.89%
Adient Global Holdings Ltd.144A	4.88	8-15-2026	10,605,000	10,038,608
Goodyear Tire & Rubber Co.	5.00	5-31-2026	4,624,000	4,509,498
				14,548,106
Distribution/wholesale: 0.84%
G-III Apparel Group Ltd.144A	7.88	8-15-2025	14,670,000	13,863,150
Entertainment: 3.71%
CCM Merger, Inc.144A	6.38	5-1-2026	3,145,000	3,037,678
Cinemark USA, Inc.144A	8.75	5-1-2025	9,269,000	9,431,207
Live Nation Entertainment, Inc.144A	4.88	11-1-2024	13,250,000	13,013,752
Live Nation Entertainment, Inc.144A	6.50	5-15-2027	3,350,000	3,355,692
SeaWorld Parks & Entertainment, Inc.144A	8.75	5-1-2025	19,407,000	19,752,639
Six Flags Theme Parks, Inc.144A	7.00	7-1-2025	12,225,000	12,316,989
				60,907,957
Food service: 1.10%
Aramark Services, Inc.144A	6.38	5-1-2025	18,150,000	18,013,875
Home builders: 0.80%
Tri Pointe Group, Inc./Tri Pointe Homes, Inc.	5.88	6-15-2024	13,313,000	13,170,018
Housewares: 0.68%
Newell Brands, Inc.	4.70	4-1-2026	12,060,000	11,185,771
Leisure time: 0.45%
NCL Corp. Ltd.144A	8.38	2-1-2028	7,205,000	7,451,894
Lodging: 2.24%
Hilton Domestic Operating Co., Inc.144A	5.38	5-1-2025	17,777,000	17,663,995
Las Vegas Sands Corp.	3.20	8-8-2024	11,900,000	11,476,770
MGM Resorts International	6.75	5-1-2025	7,660,000	7,689,169
				36,829,934
Retail: 2.20%
Bath & Body Works, Inc.144A	9.38	7-1-2025	18,196,000	19,330,411
Dave & Buster’s, Inc.144A	7.63	11-1-2025	16,246,000	16,449,075
Penske Automotive Group, Inc.	3.50	9-1-2025	375,000	356,473
				36,135,959
Toys/games/hobbies: 0.06%
Mattel, Inc.144A	3.38	4-1-2026	1,150,000	1,054,850
See accompanying notes to portfolio of investments
2 | Allspring Short-Term High Income Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 9.56%
Commercial services: 4.38%
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.63%	7-15-2026	$9,485,000	$8,908,953
Block, Inc.	2.75	6-1-2026	1,760,000	1,583,807
CoreCivic, Inc.	8.25	4-15-2026	31,155,000	31,162,982
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	5.75	4-15-2026	10,850,000	10,614,786
Sabre Global, Inc.144A	9.25	4-15-2025	11,470,000	10,953,850
Sabre Global, Inc.144A	11.25	12-15-2027	11,325,000	8,705,527
				71,929,905
Food: 2.03%
Performance Food Group, Inc.144A	6.88	5-1-2025	14,552,000	14,584,305
U.S. Foods, Inc.144A	6.25	4-15-2025	18,903,000	18,863,567
				33,447,872
Healthcare-services: 2.05%
IQVIA, Inc.144A	5.00	10-15-2026	9,540,000	9,278,391
Tenet Healthcare Corp.	4.88	1-1-2026	25,255,000	24,429,682
				33,708,073
Household products/wares: 1.10%
Spectrum Brands, Inc.	5.75	7-15-2025	18,137,000	18,018,565
Energy: 14.13%
Energy-alternate sources: 1.21%
Enviva Partners LP/Enviva Partners Finance Corp.144A	6.50	1-15-2026	25,041,000	19,830,469
Oil & gas: 3.45%
Aethon United BR LP/Aethon United Finance Corp.144A	8.25	2-15-2026	16,375,000	15,845,719
Antero Resources Corp.144A	8.38	7-15-2026	6,395,000	6,632,431
EQT Corp.	6.13	2-1-2025	5,546,000	5,550,215
Murphy Oil Corp.	5.75	8-15-2025	6,086,000	5,987,774
Range Resources Corp.	4.88	5-15-2025	8,215,000	8,053,036
Range Resources Corp.	8.25	1-15-2029	1,910,000	1,989,217
Southwestern Energy Co.	5.70	1-23-2025	12,702,000	12,621,358
				56,679,750
Oil & gas services: 2.24%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.88	4-1-2027	250,000	238,877
Oceaneering International, Inc.	4.65	11-15-2024	23,585,000	22,952,214
USA Compression Partners LP/USA Compression Finance Corp.	6.88	4-1-2026	12,640,000	12,021,145
USA Compression Partners LP/USA Compression Finance Corp.	6.88	9-1-2027	1,795,000	1,681,081
				36,893,317
Pipelines: 7.23%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	7.88	5-15-2026	7,618,000	7,721,513
Buckeye Partners LP144A	4.13	3-1-2025	6,795,000	6,456,869
Buckeye Partners LP	4.15	7-1-2023	8,019,000	7,978,905
See accompanying notes to portfolio of investments
Allspring Short-Term High Income Fund | 3

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines (continued)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	5.75%	4-1-2025	$16,325,000	$16,011,887
DCP Midstream Operating LP	5.38	7-15-2025	8,640,000	8,544,711
EnLink Midstream Partners LP	4.15	6-1-2025	5,917,000	5,709,905
EQM Midstream Partners LP	4.00	8-1-2024	7,785,000	7,579,399
Rockies Express Pipeline LLC144A	3.60	5-15-2025	16,795,000	15,913,095
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	3-1-2027	20,290,000	18,971,839
Venture Global LNG, Inc.144A	8.13	6-1-2028	17,005,000	17,090,025
Western Midstream Operating LP	3.95	6-1-2025	1,735,000	1,668,577
Western Midstream Operating LP	4.65	7-1-2026	5,335,000	5,145,796
				118,792,521
Financial: 12.35%
Diversified financial services: 6.50%
Enact Holdings, Inc.144A	6.50	8-15-2025	34,467,000	33,861,170
LFS TopCo LLC144A	5.88	10-15-2026	1,615,000	1,407,870
Navient Corp.	5.88	10-25-2024	14,850,000	14,516,873
Navient Corp.	7.25	9-25-2023	2,265,000	2,259,962
OneMain Finance Corp.	3.50	1-15-2027	2,440,000	2,031,520
OneMain Finance Corp.	6.13	3-15-2024	17,485,000	17,081,161
OneMain Finance Corp.	7.13	3-15-2026	2,350,000	2,247,001
PRA Group, Inc.144A	7.38	9-1-2025	6,880,000	6,415,600
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.144A	2.88	10-15-2026	11,865,000	10,367,411
United Wholesale Mortgage LLC144A	5.50	11-15-2025	17,745,000	16,614,658
				106,803,226
REITS: 5.85%
Boston Properties LP	3.65	2-1-2026	1,750,000	1,620,403
HAT Holdings I LLC/HAT Holdings II LLC144A	3.38	6-15-2026	5,000,000	4,374,995
HAT Holdings I LLC/HAT Holdings II LLC144A	6.00	4-15-2025	21,550,000	20,849,092
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	5.25	10-1-2025	18,090,000	16,938,040
MPT Operating Partnership LP/MPT Finance Corp.	5.25	8-1-2026	15,940,000	14,088,720
Service Properties Trust	4.35	10-1-2024	12,732,000	12,211,130
Service Properties Trust	7.50	9-15-2025	4,085,000	4,005,792
Starwood Property Trust, Inc.144A	3.63	7-15-2026	2,930,000	2,463,051
Starwood Property Trust, Inc.144A	3.75	12-31-2024	7,730,000	7,252,750
Starwood Property Trust, Inc.	4.75	3-15-2025	10,120,000	9,494,954
Starwood Property Trust, Inc.144A	5.50	11-1-2023	2,040,000	2,019,806
Vornado Realty LP	2.15	6-1-2026	980,000	804,572
				96,123,305
Industrial: 7.13%
Aerospace/defense: 1.78%
Spirit AeroSystems, Inc.144A	7.50	4-15-2025	8,565,000	8,457,986
TransDigm, Inc.144A	6.25	3-15-2026	20,820,000	20,677,458
				29,135,444
See accompanying notes to portfolio of investments
4 | Allspring Short-Term High Income Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electrical components & equipment: 1.11%
WESCO Distribution, Inc.144A	7.13%	6-15-2025	$18,072,000	$18,204,305
Environmental control: 1.03%
Stericycle, Inc.144A	5.38	7-15-2024	17,165,000	16,970,606
Packaging & containers: 1.61%
Berry Global, Inc.144A	4.88	7-15-2026	1,750,000	1,692,821
Berry Global, Inc.144A	5.63	7-15-2027	140,000	138,075
Clearwater Paper Corp.144A	5.38	2-1-2025	9,870,000	9,598,575
Sealed Air Corp.144A	5.13	12-1-2024	7,629,000	7,560,720
Sealed Air Corp.144A	5.50	9-15-2025	7,550,000	7,495,072
				26,485,263
Trucking & leasing: 1.60%
DAE Funding LLC144A	2.63	3-20-2025	5,910,000	5,582,728
Fortress Transportation & Infrastructure Investors LLC144A	6.50	10-1-2025	21,351,000	20,736,358
				26,319,086
Technology: 0.70%
Computers: 0.70%
NCR Corp.144A	5.75	9-1-2027	2,060,000	2,048,810
Western Digital Corp.	4.75	2-15-2026	9,883,000	9,416,811
				11,465,621
Utilities: 3.88%
Electric: 3.88%
NextEra Energy Operating Partners LP144A	4.25	7-15-2024	29,632,000	29,073,437
NSG Holdings LLC/NSG Holdings, Inc.144A	7.75	12-15-2025	12,651,318	12,524,805
Vistra Operations Co. LLC144A	5.50	9-1-2026	4,781,000	4,645,254
Vistra Operations Co. LLC144A	5.63	2-15-2027	18,100,000	17,408,754
				63,652,250
Total corporate bonds and notes (Cost $1,293,300,833)				1,255,100,056
Loans: 5.47%
Communications: 0.10%
Media: 0.10%
Gray Television, Inc. (U.S. SOFR 1 Month +2.50%)±	7.61	1-2-2026	$1,725,000	1,652,774
Consumer, cyclical: 2.51%
Airlines: 1.66%
Mileage Plus Holdings LLC (3 Month LIBOR +5.25%)±	10.21	6-21-2027	7,968,750	8,241,839
SkyMiles IP Ltd. (U.S. SOFR 3 Month +3.75%)±	8.80	10-20-2027	18,352,895	18,982,583
				27,224,422
Entertainment: 0.45%
SeaWorld Parks & Entertainment, Inc. (1 Month LIBOR +3.00%)±	8.19	8-25-2028	7,491,066	7,402,147
See accompanying notes to portfolio of investments
Allspring Short-Term High Income Fund | 5

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Leisure time: 0.40%
Carnival Corp. (1 Month LIBOR +3.00%)±	8.15%	6-30-2025	6,685,926	$6,621,139
Consumer, non-cyclical: 0.88%
Commercial services: 0.55%
Geo Group, Inc. (U.S. SOFR CME 1 Month +7.13%)˂±	12.22	3-23-2027	8,976,497	9,088,704
Healthcare-services: 0.33%
Select Medical Corp. (U.S. SOFR CME 1 Month +2.50%)±	7.65	3-6-2025	5,450,000	5,422,750
Energy: 0.27%
Pipelines: 0.27%
GIP II Blue Holding LP (3 Month LIBOR +4.50%)˂±	9.66	9-29-2028	4,500,301	4,483,425
Financial: 1.20%
Diversified financial services: 0.31%
Resolute Investment Managers, Inc. (3 Month LIBOR +4.25%)±	9.41	4-30-2024	2,464,791	1,799,297
Russell Investments U.S. Institutional Holdco, Inc. (U.S. SOFR 1 Month +3.50%)±	8.75	5-30-2025	3,492,987	3,304,366
				5,103,663
Insurance: 0.89%
Asurion LLC (1 Month LIBOR +3.00%)±	8.15	11-3-2024	8,550,177	8,511,701
Asurion LLC (1 Month LIBOR +3.25%)±	8.40	12-23-2026	6,545,261	6,040,752
				14,552,453
Industrial: 0.16%
Environmental control: 0.16%
GFL Environmental, Inc. (U.S. SOFR CME 1 Month +3.00%)±	8.15	5-28-2027	2,566,068	2,560,629
Machinery-diversified: 0.00%
Vertical U.S. Newco, Inc. (6 Month LIBOR +3.50%)±	8.60	7-30-2027	21,208	20,423
Utilities: 0.35%
Electric: 0.35%
ExGen Renewables IV LLC (U.S. SOFR 3 Month +2.50%)±	7.76	12-15-2027	5,887,180	5,834,725
Total loans (Cost $90,961,672)				89,967,254
Yankee corporate bonds and notes: 12.30%
Basic materials: 0.82%
Mining: 0.82%
Constellium SE144A	5.88	2-15-2026	$6,710,000	6,610,524
FMG Resources August 2006 Pty. Ltd.144A	5.13	5-15-2024	6,771,000	6,766,417
				13,376,941
Communications: 0.69%
Media: 0.69%
Videotron Ltd.144A	5.38	6-15-2024	11,523,000	11,403,852
See accompanying notes to portfolio of investments
6 | Allspring Short-Term High Income Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 5.52%
Airlines: 1.48%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50%	7-15-2026	$17,784,000	$19,135,584
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	5,315,000	5,216,143
				24,351,727
Auto parts & equipment: 0.83%
Clarios Global LP144A	6.75	5-15-2025	7,058,000	7,072,667
Clarios Global LP/Clarios U.S. Finance Co.144A	6.25	5-15-2026	6,605,000	6,534,951
				13,607,618
Entertainment: 0.20%
International Game Technology PLC144A	6.50	2-15-2025	3,290,000	3,302,337
Leisure time: 2.02%
Carnival Corp.144A	9.88	8-1-2027	400,000	412,848
Carnival Corp.144A	10.50	2-1-2026	8,110,000	8,427,320
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	17,895,000	16,489,475
Royal Caribbean Cruises Ltd.144A	11.50	6-1-2025	7,389,000	7,809,803
				33,139,446
Retail: 0.99%
1011778 BC ULC/New Red Finance, Inc.144A	5.75	4-15-2025	16,390,000	16,341,722
Consumer, non-cyclical: 0.78%
Pharmaceuticals: 0.78%
Teva Pharmaceutical Finance Netherlands III BV	6.00	4-15-2024	12,848,000	12,750,866
Energy: 1.44%
Pipelines: 1.44%
Northriver Midstream Finance LP144A	5.63	2-15-2026	25,445,000	23,722,373
Financial: 1.37%
Diversified financial services: 1.37%
Macquarie Airfinance Holdings Ltd.	8.38	5-1-2028	9,110,000	8,974,534
Park Aerospace Holdings Ltd.144A	5.50	2-15-2024	13,602,000	13,454,668
				22,429,202
Industrial: 0.93%
Electronics: 0.10%
Sensata Technologies BV144A	5.63	11-1-2024	1,605,000	1,605,803
Packaging & containers: 0.83%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.144A	5.25	4-30-2025	13,934,000	13,654,017
Utilities: 0.75%
Electric: 0.75%
Drax Finco PLC144A	6.63	11-1-2025	12,697,000	12,379,575
Total yankee corporate bonds and notes (Cost $205,434,733)				202,065,479
See accompanying notes to portfolio of investments
Allspring Short-Term High Income Fund | 7

Portfolio of investments—May 31, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 4.67%
Investment companies: 4.67%
Allspring Government Money Market Fund Select Class♠∞##		5.01%	76,724,339	$76,724,339
Total short-term investments (Cost $76,724,339)				76,724,339
Total investments in securities (Cost $1,666,421,577)	98.83%			1,623,857,128
Other assets and liabilities, net	1.17			19,211,757
Total net assets	100.00%			$1,643,068,885

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
˂	All or a portion of the position represents an unfunded loan commitment. The rate represents the current interest rate if the loan is partially funded.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for unfunded loans.

Abbreviations:
CME	Chicago Mercantile Exchange
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$59,079,830	$688,880,297	$(671,235,788)	$0	$0	$76,724,339	76,724,339	$2,037,212
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	257,700	84,750,287	(85,009,145)	1,158	0	0	0	302,187 [1]
				$1,158	$0	$76,724,339		$2,339,399

[1]	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments
8 | Allspring Short-Term High Income Fund

Notes to portfolio of investments—May 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis,the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of May 31, 2023, the Fund had unfunded loan commitments of $3,165,545.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Allspring Short-Term High Income Fund | 9

Notes to portfolio of investments—May 31, 2023 (unaudited)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$1,255,100,056	$0	$1,255,100,056
Loans	0	89,967,254	0	89,967,254
Yankee corporate bonds and notes	0	202,065,479	0	202,065,479
Short-term investments
Investment companies	76,724,339	0	0	76,724,339
Total assets	$76,724,339	$1,547,132,789	$0	$1,623,857,128
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended May 31, 2023, the Fund did not have any transfers into/out of Level 3.
10 | Allspring Short-Term High Income Fund